Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Reclassification of realized loss on derivatives designated as cash flow hedges, tax	$ 141
Unrealized gain on derivatives designated as cash flow hedges, tax	(160)	(14)
Pension liability adjustments, tax	12,100	1,544	2,532
Unrealized gain on available-for-sale assets, tax		(82)	(123)
Reclassification of realized gain on available-for-sale assets, tax		180
Unrealized gain on net investment hedge, tax
Realized gain on net investment hedge due to divestitures, tax			$ 16,271